Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

Restricted stock is participating, and therefore, is included in the EPS calculation. The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except earnings per share)	Years Ended December 31,
	2017	2016	2015
Net income	$4,537	$5,156	$3,058
Weighted-average common shares outstanding	4,765	4,801	4,240
Basic earnings per share	$0.95	$1.07	$0.72
Weighted-average common shares outstanding	4,765	4,801	4,240
Common stock equivalents due to effect of stock options	10	1	1
Total weighted-average common shares and equivalents	$4,775	$4,802	$4,241
Diluted earnings per share	$0.95	$1.07	$0.72
Anti-dilutive stock options outstanding	6	401	103